Pruco Life Insurance Company
Pruco Life Insurance Company of New Jersey

PRUDENTIAL PREMIER® RETIREMENT VARIABLE ANNUITY X SERIESSM (“X SERIES”)
PRUDENTIAL PREMIER® RETIREMENT VARIABLE ANNUITY B SERIESSM (“B SERIES”)
PRUDENTIAL PREMIER® RETIREMENT VARIABLE ANNUITY L SERIESSM (“L SERIES”)
PRUDENTIAL PREMIER® RETIREMENT VARIABLE ANNUITY C SERIESSM (“C SERIES”)

Supplement dated August 31, 2010
To
Prospectus dated May 1, 2010

This Supplement should be read and retained with the current Prospectus for your annuity.  This Supplement is intended to update certain information in the Prospectus for the variable annuity you own, and is not intended to be a prospectus or offer for any other variable annuity that you do not own.  If you would like another copy of the current Prospectus, please contact us at 1-888-PRU-2888.

This supplement revises the disclosure concerning the items that may be deducted from certain partial withdrawals you make.  One type of withdrawal we permit is called a “gross” withdrawal.  In a gross withdrawal, you request a specific withdrawal amount, with the understanding that the amount you actually receive is reduced by any applicable fees or charges.  In this supplement, and as pertinent to the Pruco Life Insurance Company Annuity only, we clarify that under a gross withdrawal, any market value adjustment (“MVA”) will not be deducted from (or added to) the amount you receive, but instead will be applied against your Unadjusted Account Value.  Thus, if the MVA were negative for example, we would deduct the MVA from your Unadjusted Account Value.  As indicated below, our description of a gross withdrawal applies whether or not you have elected an optional living benefit.  Because the Pruco Life Insurance Company of New Jersey Annuity does not have an MVA, this description of gross withdrawals does not apply to that Annuity (although we do make certain revisions to the disclosure in that prospectus in this supplement).

1.
In the section of the Pruco Life Insurance Company Annuity prospectus entitled “Fees, Charges, and Deductions”, we replace the second paragraph within the section called “Contingent Deferred Sales Charge” with the following:

With respect to a partial withdrawal, we calculate the CDSC by assuming that any available free withdrawal amount is taken out first (see "Free Withdrawal Amounts" later in this prospectus).  If the free withdrawal amount is not sufficient, we then assume that withdrawals are taken from Purchase Payments that have not been previously withdrawn, on a first-in, first-out basis, and subsequently from any other Account Value in the Annuity.  In a “gross” withdrawal, you request a specific withdrawal amount, with the understanding that the amount you actually receive is reduced by each applicable amount.  In a “net” withdrawal, you request a withdrawal for an exact dollar amount, with the understanding that any amount deducted (e.g., for a CDSC) is taken from your remaining Unadjusted Account Value.  If you request a gross withdrawal, you may receive less than the specified dollar amount, as any applicable CDSC and tax withholding would be deducted from the amount you requested (although any MVA will not be applied to the amount you receive, but instead will be applied to your Unadjusted Account Value).  If you request a net withdrawal, a larger amount may be deducted from your Unadjusted Account Value in order for you to receive the specified dollar amount after any applicable CDSC, MVA and tax withholding is assessed.  See "Free Withdrawal Amounts" below for further detail on net and gross withdrawals, as well as how this might affect an optional living benefit you may have.

2.
In the section of the Pruco Life Insurance Company Annuity prospectus entitled “Access to Account Value”, we replace the last two paragraphs within the section called “Free Withdrawal Amounts” with the following:

You may request a “gross” withdrawal, in which you ask for a specific withdrawal amount, with the understanding that the amount you actually receive is reduced by each applicable amount.  If you request a gross withdrawal, you may receive less than the specified dollar amount, as any applicable CDSC and tax withholding would be deducted from the amount you requested (although any MVA will not be applied to the amount you receive, but instead will be applied to your Unadjusted Account Value).  In a “net” withdrawal, you request a withdrawal for an exact dollar amount, with the understanding that any amount deducted (e.g., for a CDSC) is taken from your remaining Unadjusted Account Value.  If you do not provide instruction on how you want the withdrawal processed, we will process the withdrawal as a gross withdrawal. We will deduct the partial withdrawal from your Unadjusted Account Value in accordance with your instructions, although if you are participating in an optional living benefit, your withdrawal must be taken pro rata from each of your Investment Options.  For purposes of calculating the applicable portion to deduct from the MVA Options, the Unadjusted Account Value in all your MVA Options is deemed to be in one Investment Option.  If you provide no instructions, then (a) we will take the withdrawal from your Sub-accounts and MVA Options in the same proportion that each such Investment Option represents to your total Unadjusted Account Value; (b) with respect to MVA Options with different amounts of time remaining until maturity, we take the withdrawal from the MVA Option with the shortest remaining duration, followed by the MVA Option with the next-shortest remaining duration (if needed to satisfy the withdrawal request) and so forth; (c) with respect to multiple MVA Options that have the same duration remaining until maturity, we take the withdrawal first from the MVA Option with the shortest overall Guarantee Period and (d) with respect to multiple MVA Options that have both the same Guarantee Period length and duration remaining until the end of the Guarantee Period, we take the withdrawal pro rata from each such MVA Option.

PLEASE BE AWARE THAT ALTHOUGH A GIVEN WITHDRAWAL MAY QUALIFY AS A FREE WITHDRAWAL FOR PURPOSES OF NOT INCURRING A CDSC, THE AMOUNT OF THE WITHDRAWAL COULD EXCEED THE ANNUAL INCOME AMOUNT UNDER ONE OF THE HIGHEST DAILY LIFETIME 6 PLUS BENEFITS (OR THE LIA AMOUNT, UNDER HIGHEST DAILY LIFETIME 6 PLUS WITH LIA).  IN THAT SCENARIO, THE WITHDRAWAL WOULD BE DEEMED "EXCESS INCOME" - THEREBY REDUCING YOUR ANNUAL INCOME AMOUNT (OR LIA AMOUNT) FOR FUTURE YEARS.  FOR EXAMPLE, IF THE ANNUAL INCOME AMOUNT UNDER HIGHEST DAILY LIFETIME 6 PLUS
WERE $2000 AND A $2500 WITHDRAWAL THAT QUALIFIED AS A FREE WITHDRAWAL WERE MADE, THE WITHDRAWAL WOULD BE DEEMED EXCESS INCOME, IN THE AMOUNT OF $500.

3.
In the section of the Pruco Life Insurance Company Annuity prospectus entitled “Highest Daily Lifetime 6 Plus”, we replace the second paragraph under “Key Feature – Annual Income Amount Under The Highest Daily Lifetime 6 Plus Benefit” with the following:

AS DISCUSSED IN THIS PARAGRAPH, WHEN YOU MAKE A WITHDRAWAL THAT IS SUBJECT TO A CDSC AND/OR TAX WITHHOLDING, WE WILL IDENTIFY THE AMOUNT THAT INCLUDES NOT ONLY THE AMOUNT YOU ACTUALLY RECEIVE, BUT ALSO THE AMOUNT OF THE CDSC AND/OR TAX WITHHOLDING, TO DETERMINE WHETHER YOUR WITHDRAWAL HAS EXCEEDED THE ANNUAL INCOME AMOUNT. WHEN YOU TAKE A WITHDRAWAL, YOU MAY REQUEST A "GROSS" WITHDRAWAL AMOUNT (E.G., $2000) BUT THEN HAVE ANY CDSC AND/OR TAX WITHHOLDING DEDUCTED FROM THE AMOUNT YOU ACTUALLY RECEIVE (ALTHOUGH AN MVA MAY ALSO BE APPLIED TO YOUR REMAINING UNADJUSTED ACCOUNT VALUE, IT IS NOT CONSIDERED FOR PURPOSES OF DETERMINING EXCESS INCOME).  THE PORTION OF A WITHDRAWAL THAT EXCEEDED YOUR ANNUAL INCOME AMOUNT (IF ANY) WOULD BE TREATED AS EXCESS INCOME AND THUS WOULD REDUCE YOUR ANNUAL INCOME AMOUNT IN SUBSEQUENT YEARS.  ALTERNATIVELY, YOU MAY REQUEST THAT A "NET" WITHDRAWAL AMOUNT ACTUALLY BE PAID TO YOU (E.G., $2000), WITH THE UNDERSTANDING THAT ANY CDSC AND/OR TAX WITHHOLDING (E.G., $240) BE APPLIED TO YOUR REMAINING UNADJUSTED ACCOUNT VALUE (ALTHOUGH AN MVA MAY ALSO BE APPLIED TO YOUR REMAINING UNADJUSTED ACCOUNT VALUE, IT IS NOT CONSIDERED FOR PURPOSES OF DETERMINING EXCESS INCOME).  IN THE LATTER SCENARIO, WE DETERMINE WHETHER ANY PORTION OF THE WITHDRAWAL IS TO BE TREATED AS EXCESS INCOME BY LOOKING TO THE SUM OF THE NET AMOUNT YOU ACTUALLY RECEIVE (E.G., $2000) AND THE AMOUNT OF ANY CDSC AND/OR TAX WITHHOLDING (IN THIS EXAMPLE, A TOTAL OF $2240).  THE AMOUNT OF THAT SUM (E.G., THE $2000 YOU RECEIVED PLUS THE $240 FOR THE CDSC AND/OR TAX WITHHOLDING) THAT EXCEEDS YOUR ANNUAL INCOME AMOUNT WILL BE TREATED AS EXCESS INCOME - THEREBY REDUCING YOUR ANNUAL INCOME AMOUNT IN SUBSEQUENT YEARS.

For the Pruco Life Insurance Company Annuity prospectus, we replace the first bullet under “Other Important Considerations” with the following:

•
Withdrawals under the Highest Daily Lifetime 6 Plus benefit are subject to all of the terms and conditions of the Annuity, including any applicable CDSC for the Non-Lifetime Withdrawal as well as withdrawals that exceed the Annual Income Amount.  If you have an active Systematic Withdrawal program running at the time you elect this benefit, the first Systematic Withdrawal that processes after your election of the benefit will be deemed a Lifetime Withdrawal.  Withdrawals made while the Highest Daily Lifetime 6 Plus Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity.  Any withdrawals made under the benefit will be taken pro rata from the Sub-accounts (including the AST Investment Grade Bond Sub-account) and the DCA MVA Options. If you have an active Systematic Withdrawal program running at the time you elect this benefit, the program must withdraw funds pro-rata.

For the Pruco Life Insurance Company of New Jersey Annuity prospectus, we replace the first bullet under “Other Important Considerations” with the following:

•
Withdrawals under the Highest Daily Lifetime 6 Plus benefit are subject to all of the terms and conditions of the Annuity, including any applicable CDSC for the Non-Lifetime Withdrawal as well as withdrawals that exceed the Annual Income Amount.  If you have an active Systematic Withdrawal program running at the time you elect this benefit, the first Systematic Withdrawal that processes after your election of the benefit will be deemed a Lifetime Withdrawal.  Withdrawals made while the Highest Daily Lifetime 6 Plus Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity.  Any withdrawals made under the benefit will be taken pro rata from the Sub-accounts (including the AST Investment Grade Bond Sub-account).  If you have an active Systematic Withdrawal program running at the time you elect this benefit, the program must withdraw funds pro-rata.

4.
For the Pruco Life Insurance Company Annuity prospectus only, in  the section entitled “Highest Daily Lifetime 6 Plus With Lifetime Income Accelerator”, we replace the sub-section entitled “Withdrawals In Excess Of The LIA Amount” with the following:

WITHDRAWALS IN EXCESS OF THE LIA AMOUNT. Withdrawals (other than the Non-Lifetime Withdrawal) of any amount in a given Annuity Year up to the LIA Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. However, if your cumulative Lifetime Withdrawals in an Annuity Year are in excess of the LIA Amount ("Excess Withdrawal"), your LIA Amount in subsequent years will be reduced (except with regard to Required Minimum Distributions) by the result of the ratio of the excess portion of the withdrawal to the Account Value immediately prior to the Excess Withdrawal.  Excess Withdrawals also will reduce the Protected Withdrawal Value by the same ratio as the reduction to the LIA Amount.  Any withdrawals that are less than or equal to the LIA Amount (when eligible) but in excess of the free withdrawal amount available under this Annuity will not incur a CDSC.

AS DISCUSSED IN THIS PARAGRAPH, WHEN YOU MAKE A WITHDRAWAL THAT IS SUBJECT TO A CDSC AND/OR TAX WITHHOLDING, WE WILL IDENTIFY THE AMOUNT THAT INCLUDES NOT ONLY THE AMOUNT YOU ACTUALLY RECEIVE, BUT ALSO THE AMOUNT OF THE CDSC AND/OR TAX WITHHOLDING, TO DETERMINE WHETHER YOUR WITHDRAWAL HAS EXCEEDED THE LIA AMOUNT.  WHEN YOU TAKE A WITHDRAWAL, YOU MAY REQUEST A "GROSS" WITHDRAWAL AMOUNT (E.G., $2000) BUT THEN HAVE ANY CDSC AND/OR TAX WITHHOLDING DEDUCTED FROM THE AMOUNT YOU ACTUALLY RECEIVE (ALTHOUGH AN MVA MAY ALSO BE APPLIED TO YOUR REMAINING UNADJUSTED ACCOUNT VALUE, IT IS NOT CONSIDERED FOR PURPOSES OF DETERMINING EXCESS INCOME).  THE PORTION OF A WITHDRAWAL THAT EXCEEDED YOUR LIA AMOUNT (IF ANY) WOULD BE TREATED AS AN EXCESS WITHDRAWAL AND THUS WOULD REDUCE YOUR LIA AMOUNT IN SUBSEQUENT YEARS.  ALTERNATIVELY, YOU MAY REQUEST THAT A "NET" WITHDRAWAL AMOUNT ACTUALLY BE PAID TO YOU (E.G., $2000), WITH THE UNDERSTANDING THAT ANY CDSC AND/OR TAX WITHHOLDING (E.G., $240) BE APPLIED TO YOUR REMAINING UNADJUSTED ACCOUNT VALUE (ALTHOUGH AN MVA MAY ALSO BE APPLIED TO YOUR REMAINING UNADJUSTED ACCOUNT VALUE, IT IS NOT CONSIDERED FOR PURPOSES OF DETERMINING AN EXCESS WITHDRAWAL).  IN THE LATTER SCENARIO, WE DETERMINE WHETHER ANY PORTION OF THE WITHDRAWAL IS TO BE TREATED AS AN EXCESS WITHDRAWAL BY LOOKING TO THE SUM OF THE NET AMOUNT YOU ACTUALLY RECEIVE (E.G., $2000) AND THE AMOUNT OF ANY CDSC AND/OR TAX WITHHOLDING (IN THIS EXAMPLE, A TOTAL OF $2240).  THE AMOUNT OF THAT SUM (E.G., THE $2000 YOU RECEIVED PLUS THE $240 FOR THE CDSC AND/OR TAX WITHHOLDING) THAT EXCEEDS YOUR LIA AMOUNT WILL BE TREATED AS AN EXCESS WITHDRAWAL - THEREBY REDUCING YOUR LIA AMOUNT IN SUBSEQUENT YEARS.

5.
In the section of the Pruco Life Insurance Company Annuity prospectus entitled “Spousal Highest Daily Lifetime 6 Plus”, we replace the second paragraph under “Key Feature – Annual Income Amount Under The Spousal Highest Daily Lifetime 6 Plus Benefit” with the following:

AS DISCUSSED IN THIS PARAGRAPH, WHEN YOU MAKE A WITHDRAWAL THAT IS SUBJECT TO A CDSC AND/OR TAX WITHHOLDING, WE WILL IDENTIFY THE AMOUNT THAT INCLUDES NOT ONLY THE AMOUNT YOU ACTUALLY RECEIVE, BUT ALSO THE AMOUNT OF THE CDSC AND/OR TAX WITHHOLDING, TO DETERMINE WHETHER YOUR WITHDRAWAL HAS EXCEEDED THE ANNUAL INCOME AMOUNT. WHEN YOU TAKE A WITHDRAWAL, YOU MAY REQUEST A "GROSS" WITHDRAWAL AMOUNT (E.G., $2000) BUT THEN HAVE ANY CDSC AND/OR TAX WITHHOLDING DEDUCTED FROM THE AMOUNT YOU ACTUALLY RECEIVE (ALTHOUGH AN MVA MAY ALSO BE APPLIED TO YOUR REMAINING UNADJUSTED ACCOUNT VALUE, IT IS NOT CONSIDERED FOR PURPOSES OF DETERMINING EXCESS INCOME).  THE PORTION OF A WITHDRAWAL THAT EXCEEDED YOUR ANNUAL INCOME AMOUNT (IF ANY) WOULD BE TREATED AS EXCESS INCOME AND THUS WOULD REDUCE YOUR ANNUAL INCOME AMOUNT IN SUBSEQUENT YEARS.  ALTERNATIVELY, YOU MAY REQUEST THAT A "NET" WITHDRAWAL AMOUNT ACTUALLY BE PAID TO YOU (E.G., $2000), WITH THE UNDERSTANDING THAT ANY CDSC AND/OR TAX WITHHOLDING (E.G., $240) BE APPLIED TO YOUR REMAINING UNADJUSTED ACCOUNT VALUE (ALTHOUGH AN MVA MAY ALSO BE APPLIED TO YOUR REMAINING UNADJUSTED ACCOUNT VALUE, IT IS NOT CONSIDERED FOR PURPOSES OF DETERMINING EXCESS INCOME).  IN THE LATTER SCENARIO, WE DETERMINE WHETHER ANY PORTION OF THE WITHDRAWAL IS TO BE TREATED AS EXCESS INCOME BY LOOKING TO THE SUM OF THE NET AMOUNT YOU ACTUALLY RECEIVE (E.G., $2000) AND THE AMOUNT OF ANY CDSC AND/OR TAX WITHHOLDING (IN THIS EXAMPLE, A TOTAL OF $2240).  THE AMOUNT OF THAT SUM (E.G., THE $2000 YOU RECEIVED PLUS THE $240 FOR THE CDSC AND/OR TAX WITHHOLDING) THAT EXCEEDS YOUR ANNUAL INCOME AMOUNT WILL BE TREATED AS EXCESS INCOME - THEREBY REDUCING YOUR ANNUAL INCOME AMOUNT IN SUBSEQUENT YEARS.

For the Pruco Life Insurance Company Annuity prospectus, we replace the first bullet under “Other Important Considerations” with the following:

•
Withdrawals under the Spousal Highest Daily Lifetime 6 Plus benefit are subject to all of the terms and conditions of the Annuity, including any applicable CDSC for the Non-Lifetime Withdrawal as well as withdrawals that exceed the Annual Income Amount.  If you have an active Systematic Withdrawal program running at the time you elect this benefit, the first Systematic Withdrawal that processes after your election of the benefit will be deemed a Lifetime Withdrawal.  Withdrawals made while the Spousal Highest Daily Lifetime 6 Plus Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Any withdrawals made under the benefit will be taken pro rata from the Sub-accounts (including the AST Investment Grade Bond Sub-account) and the DCA MVA Options. If you have an active Systematic Withdrawal program running at the time you elect this benefit, the program must withdraw funds pro rata.

For the Pruco Life Insurance Company of New Jersey Annuity prospectus, we replace the first bullet under “Other Important Considerations” with the following:

•
Withdrawals under the Spousal Highest Daily Lifetime 6 Plus benefit are subject to all of the terms and conditions of the Annuity, including any applicable CDSC for the Non-Lifetime Withdrawal as well as withdrawals that exceed the Annual Income Amount.  If you have an active Systematic Withdrawal program running at the time you elect this benefit, the first Systematic Withdrawal that processes after your election of the benefit will be deemed a Lifetime Withdrawal.  Withdrawals made while the Spousal Highest Daily Lifetime 6 Plus Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Any withdrawals made under the benefit will be taken pro rata from the Sub-accounts (including the AST Investment Grade Bond Sub-account).  If you have an active Systematic Withdrawal program running at the time you elect this benefit, the program must withdraw funds pro rata.